Schedule of Allowance for Doubtful Accounts (Details)	12 Months Ended
Feb. 28, 2017 CAD
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 1	CAD 0
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 2	36,329
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 3	51,579
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 4	0
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 5	(36,329)
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 6	(15,250)
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 7	0
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 8	0
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 9	CAD 36,329